Basis of preparation - Schedule of consolidated entities (Details)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
ADCT America
Disclosure of subsidiaries [line items]
Consolidated entity ownership	100.00%	100.00%
ADCT UK
Disclosure of subsidiaries [line items]
Consolidated entity ownership	100.00%	100.00%